Common Stock and Warrants (Details) - Schedule of activities of warrants - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Common Stock and Warrants (Details) - Schedule of activities of warrants [Line Items]
Number of Warrants, Warrants issued			101,500
Average Exercise Price, Warrants issued			$ 6.00
Weighted Average Remaining Contractual Term, Warrants issued	3 years 171 days		5 years
Number of Warrants, Outstanding			101,500
Average Exercise Price, Outstanding			$ 6.00
Weighted Average Remaining Contractual Term, Outstanding	2 years 262 days		4 years 171 days
Number of Warrants, Granted
Average Exercise Price, Granted
Number of Warrants, Exercised
Average Exercise Price, Exercised
Number of Warrants, Forfeited
Average Exercise Price, Forfeited
Number of Warrants, Expired
Average Exercise Price, Expired
Number of Warrants, Outstanding		101,500
Average Exercise Price, Outstanding		$ 6.00
Weighted Average Remaining Contractual Term, Outstanding		3 years 171 days
Number of Warrants, Exercisable		101,500
Average Exercise Price, Exercisable		$ 6.00
Weighted Average Remaining Contractual Term, Exercisable		3 years 171 days